Pilot plant (Tables)	12 Months Ended
Jun. 30, 2022
Pilot plant
Summary of carrying value of the pilot plant

$
Balance at June 30, 2019	—
Costs transferred from asset under construction	25,964,026
Decommissioning provision	136,280
Amortisation	(3,722,862)
Balance at June 30, 2020	22,377,444
Additions	2,764,138
Amortisation	(11,360,466)
Effect of movement in foreign exchange rates	(1,442,375)
Balance at June 30, 2021	12,338,741
Additions	1,929,020
Amortisation	(13,355,544)
Effect of movement in foreign exchange rates	72,840
Balance at June 30, 2022	985,057

Schedule of pilot plant operations cost

	2022	2021

Internet	$11,013	$11,156
Personnel	4,140,968	3,073,256
Reagents	2,077,470	527,786
Repairs and maintenance	644,203	71,384
Supplies	864,412	82,435
Test work	1,191,026	371,335
Office trailer rental	31,957	28,051
Utilities	946,424	430,753
Total pilot plant operations costs	$9,907,473	$4,596,156